Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item director	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€) item director
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans		€ 896		€ 833
Agreements with employees/directors | director	57					57
Number of executives with whom contract entered | item	5					5
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS	50.00%					50.00%
Cash dividends		€ 113,230		101,912	€ 142,094
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio	1					1
Amount settled under RSU plan				8,546		€ 7,552
Equity-settled commitment				€ 12,498		€ 13,880
Percentage of Group contribution matching to first 4% of employee contributions	100.00%					100.00%
Percentage of Group contribution matching to the next 2% following the first 4% of employee contributions	50.00%					50.00%
Total cost of matching contributions | $	$ 32.2		$ 29.4
Legal proceedings contingent liability
Other Commitments with Third Parties and Other Contingent Liabilities
Amount awarded to the company/Ortho | $	$ 4.0
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	2 years	2 years
Number of years of salary for executives	1 year	1 year
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors	5 years	5 years
Number of years of salary for executives	4 years	4 years
Matching percentage to the employees contribution	50.00%					50.00%